Segment Information (Parenthetical) (Detail) (USD $) In Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011		Jun. 30, 2010	Dec. 31, 2010
Segment Reporting Information [Line Items]
Capital expenditures	$ 88,483	$ 30,551	$ 138,733	[1]	$ 41,894
Actual cash invested			149,072		41,894
Non-cash capital expenditures			$ 9,678			$ 20,017

[1]	For the six months ended June 30, 2011, capital expenditures of $138,733 represents actual cash invested of $149,072, less amounts accrued but not paid at December 31, 2010 of $20,017, plus amounts accrued but not paid at June 30, 2011 of $9,678.